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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Grafenauweg 4
          Zug, Switzerland CH-6301

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Dubravka Racnjak

Title:   SIGNING AUTHORITY
         ------------------
Phone:   (41-41) 724-5959

Signature, Place, and Date of Signing:

/s/ Dubravka Racnjak                        Zug, Switzerland November 9, 2000




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus S.A.

      Biotech Invest S.A.

      Biotech Target S.A.

      Biotech Growth S.A.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $3,287,931
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus S.A.

      2     Biotech Invest S.A.

      3     Biotech Target S.A.

      4     Biotech Growth S.A.


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                                  BB BIOTECH AG

                            FORM 13F INFORMATION TABLE




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  COLUMN 8:
                                                               COLUMN 5:                                      VOTING AUTHORITY
                                            COLUMN 4:                             COLUMN 6:
    COLUMN 1:      COLUMN 2:    COLUMN 3:    VALUE     ------------------------  INVESTMENT   COLUMN 7: ---------------------------
 NAME OF ISSUER  TITLE OF CLASS  CUSIP     (X$1,000)   SHRS OR      SH/    PUT/  DISCRETION    OTHER
                                                       PRN  AMT     PRN    CALL               MANAGERS
                                                                                                         SOLE       SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------------------

Alexion
Pharmaceuticals,
Inc.              Common Stock  01535110   $  207,948   1,824,113    SH           DEFINED        3      1,824,113    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.        Common Stock  00075886F1 $   96,365   1,380,000    SH           DEFINED        1      1,380,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aviron            Common Stock  05376210   $  154,829   2,655,286    SH           DEFINED        2      2,655,286    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Inc.       Common Stock  090597105  $   37,972     622,500    SH           DEFINED        1        622,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.              Common Stock  12666710   $  166,421   2,139,647    SH           DEFINED        3      2,139,647    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.     Common Stock  151020104  $   90,737   1,525,000    SH           DEFINED        2      1,525,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Pe-Celera
Genomics          Common Stock  69332S201  $   39,852     400,000    SH           DEFINED        2        400,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Cell
Therapeutics,
Inc.              Common Stock  150934107  $   56,719     850,500    SH           DEFINED        3        850,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
3-Dimensional
Pharmaceuticals,
Inc.              Common Stock  88554W104  $  110,290   3,063,632    SH           DEFINED        4      3,063,632    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Durect
Corporation       Common Stock  266605104  $   34,017   2,267,857    SH           DEFINED        4      2,267,857    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Endo
Pharmaceuticals,
Inc.              Common Stock  29264P104  $   14,219   1,449,500    SH           DEFINED        3      1,449,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Genentech         Common Stock  368710406  $  241,433   1,300,197    SH           DEFINED        1      1,300,197    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
IDEC
Pharmaceuticals   Common Stock  449370105  $  409,728   2,336,500    SH           DEFINED        1      2,336,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Imclone           Common Stock  45245W109  $  119,693   1,022,500    SH           DEFINED        2      1,022,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.     Common Stock  452528102  $   33,756     776,000    SH           DEFINED        1        776,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Medicines
Company (The)     Common Stock  584688105  $  177,953   5,204,837    SH           DEFINED        4      5,204,837    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune         Common Stock  58469910   $  884,976  11,456,000    SH           DEFINED        1     11,456,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine
Biosciences       Common Stock  64125C109  $   49,207   1,093,500    SH           DEFINED        3      1,093,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
NexMed, Inc.      Common Stock  652903105  $    6,713     342,000    SH           DEFINED        3        342,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacopeia Inc. Common Stock  71713B104  $   26,864   1,053,500    SH           DEFINED        2      1,053,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Transkaryotic
Therapies         Common Stock  89373510   $  121,063   2,811,500    SH           DEFINED        2      2,811,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Trimeris Inc.     Common Stock  896263100  $   55,231     789,700    SH           DEFINED        3        789,700    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
United
Therapeutics      Common Stock  91307C102  $   91,093   1,042,500    SH           DEFINED        2      1,042,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Virologic         Common Stock  92823R201  $   60,852   3,605,005    SH           DEFINED        4      3,605,005    NONE    NONE


COLUMN
 TOTALS                                    $3,287,931
-----------------------------------------------------------------------------------------------------------------------------------